SEGMENT REPORTING (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($) segment	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment									2
Revenues:
Rental and other revenues from real estate properties									$ 90,945	$ 77,023	$ 61,725
Other income									3,319	72	88
Total revenues	$ 24,757	$ 23,245	$ 24,857	$ 21,405	$ 19,656	$ 19,790	$ 19,123	$ 18,526	94,264	77,095	61,813
Expenses:
Real estate operating expenses									43,262	38,609	32,984
Interest expense									23,878	19,297	16,434
Advisor's fees, related party									693	2,448	1,801
Property acquisition costs									3,852	1,885	2,542
General and administrative									8,536	6,683	6,324
Provision for federal taxes									700	0	0
Depreciation									23,180	18,454	13,945
Total expenses	28,455	26,610	25,849	23,187	24,622	21,596	20,838	20,320	104,101	87,376	74,030
Total revenues less total expenses	(3,698)	(3,365)	(992)	(1,782)	(4,966)	(1,806)	(1,715)	(1,794)	(9,837)	(10,281)	(12,217)
Income (loss) from continuing operations	5,802	7,284	20,566	(1,173)	7,262	(1,806)	1,062	(1,794)	32,479	4,724	(12,217)
Gain on sale of real estate	11,379	10,263	24,226	609	12,228	0	2,777	0	46,477	15,005	0
Gain on sale of partnership interest	0	386	0	0					386	0	0
Net income (loss)	5,802	7,284	34,845	(2,773)	5,816	(3,508)	(386)	(3,527)	45,158	(1,605)	(16,166)
Net (income) loss attributable to non-controlling interests	(2,895)	(1,804)	(9,909)	739	(2,380)	930	(362)	1,029	(13,869)	(783)	6,712
Net income (loss) attributable to common shareholders									31,289	(2,388)	(9,454)
Income (loss) from continuing operations									16,950	(246)	(11,550)
Discontinued operations, net of non controlling interests									14,339	(2,142)	2,096
Net income (loss) attributable to common shareholders	2,907	$ 5,480	$ 24,936	$ (2,034)	3,436	$ (2,578)	$ (748)	$ (2,498)	31,289	(2,388)	(9,454)
Segment assets	874,899				820,869				874,899	820,869
Before reconciling adjustments
Revenues:
Rental and other revenues from real estate properties									90,945	77,023	61,725
Other income									3,319	72	88
Total revenues									94,264	77,095	61,813
Expenses:
Real estate operating expenses									43,262	38,609	32,984
Interest expense									23,878	19,297	16,434
Advisor's fees, related party									693	2,448	1,801
Property acquisition costs									3,852	1,885	2,542
General and administrative									8,536	6,683	6,324
Provision for federal taxes									700
Depreciation									23,180	18,454	13,945
Total expenses									104,101	87,376	74,030
Total revenues less total expenses									(9,837)	(10,281)
Income (loss) from continuing operations											(12,217)
Gain on sale of real estate									46,477	15,005
Gain on sale of partnership interest									386
Loss on extinguishment of debt									(4,547)
Net income (loss)									32,479	4,724
Net (income) loss attributable to non-controlling interests									(15,528)	(4,970)	667
Net income (loss) attributable to common shareholders											(11,550)
Income (loss) from continuing operations									16,951	(246)
Net income (loss) attributable to common shareholders										(2,388)	(9,454)
Reconciling adjustments
Revenues:
Other income											65
Expenses:
Discontinued operations, net of non controlling interests									14,338	(2,142)	2,031
Multi-Family Real Estate
Expenses:
Segment assets											569,357
Multi-Family Real Estate | Before reconciling adjustments
Revenues:
Rental and other revenues from real estate properties									89,538	75,643	60,362
Other income									0	0	4
Total revenues									89,538	75,643	60,366
Expenses:
Real estate operating expenses									42,679	38,000	32,347
Interest expense									23,739	18,944	16,212
Advisor's fees, related party									593	2,077	1,466
Property acquisition costs									3,852	1,885	2,542
General and administrative									8,313	6,314	5,887
Provision for federal taxes									686
Depreciation									22,251	18,336	13,828
Total expenses									102,113	85,556	72,282
Total revenues less total expenses									(12,575)	(9,913)
Income (loss) from continuing operations											(11,916)
Gain on sale of real estate									45,206	14,404
Gain on sale of partnership interest									386
Loss on extinguishment of debt									(4,547)
Net income (loss)									28,470	4,491
Net (income) loss attributable to non-controlling interests									(15,420)	(4,877)	759
Net income (loss) attributable to common shareholders											(11,157)
Income (loss) from continuing operations									13,050	(386)
Segment assets	844,430				616,909				844,430	616,909
Other Real Estate | Before reconciling adjustments
Revenues:
Rental and other revenues from real estate properties									1,407	1,380	1,363
Other income									3,319	72	84
Total revenues									4,726	1,452	1,447
Expenses:
Real estate operating expenses									583	609	637
Interest expense									139	353	222
Advisor's fees, related party									100	371	335
Property acquisition costs									0	0	0
General and administrative									223	369	437
Provision for federal taxes									14
Depreciation									929	118	117
Total expenses									1,988	1,820	1,748
Total revenues less total expenses									2,738	(368)
Income (loss) from continuing operations											(301)
Gain on sale of real estate									1,271	601
Gain on sale of partnership interest									0
Loss on extinguishment of debt									0
Net income (loss)									4,009	233
Net (income) loss attributable to non-controlling interests									(108)	(93)	(92)
Net income (loss) attributable to common shareholders											(393)
Income (loss) from continuing operations									3,901	140
Segment assets	$ 31,001				$ 55,425				$ 31,001	$ 55,425	$ 31,075